Consolidated Statements of Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	CAD 14,143	CAD 13,702
Operating expenses:
Operating costs	8,825	8,671
Depreciation and amortization	2,142	2,276
Gain on disposition of property, plant and equipment	(49)	0
Restructuring, acquisition and other	152	644
Finance costs	746	761
Other (income) expense	(19)	191
Income before income tax expense	2,346	1,159
Income tax expense	635	324
Net income (loss)	CAD 1,711	CAD 835
Earnings per share:
Basic (in dollars per share)	CAD 3.32	CAD 1.62
Diluted (in dollars per share)	CAD 3.31	CAD 1.62